Segment Reporting and Significant Customers (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of revenue by geographic region
Revenue by geographic region is as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017
United States	$11,307	$6,547	$29,580	$15,922
Europe	1,747	724	4,454	2,688
Total revenue	$13,054	$7,271	$34,034	$18,610

	Year ended December 31,
	2015	2016	2017
United States	$6,132	$13,789	$24,293
Europe	1,880	2,638	4,274
Total revenue	$8,012	$16,427	$28,567